Related party Transaction - Additional Information (Detail) (AUD)	1 Months Ended
	Oct. 24, 2012	May 01, 2012 Solar Australia
Related Party Transaction [Line Items]
Acuired equity interest	100.00%	100.00%
Total cash consideration		16,732